Investments in associates (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in associates [Line Items]
Net sales	$ 1,223,942	$ 1,015,670	$ 846,269
Cost of sales	(980,254)	(824,973)	(922,572)
Operating expenses	(980,254)	(824,973)	(922,572)
Administrative expenses	83,597	81,692	84,372
Selling expenses	24,088	21,733	19,365
Impairment loss of long-lived assets	21,620	0	3,803
Finance income (costs)	34,623	31,580	27,572
Gain (loss) from currency exchange difference	2,928	2,638	(13,693)
Income (loss) before income tax	92,545	(255,237)	(340,549)
Income tax	18,012	53,504	14,763
Net loss	64,435	(327,814)	(375,545)
Group’s interest (43.65%)	13,207	(365,321)	(173,375)
Minera Yanacocha S.R.L. [Member]
Disclosure of Investments in associates [Line Items]
Net sales	645,176	761,193	1,031,174
Other operating income	21,870	17,713	10,625
Cost of sales	(746,918)	(776,394)	(751,736)
Cost of other operating income	(2,062)	(2,951)	(2,524)
Operating expenses	(748,980)	(728,691)	(754,260)
Administrative expenses	(4,760)	(8,780)	(26,325)
Selling expenses	3,922	3,695	3,534
Impairment loss of long-lived assets	0	(889,499)	0
Finance income (costs)	(23,766)	(15,107)	(22,734)
Gain (loss) from currency exchange difference	3,636	(13,741)	(251)
Income (loss) before income tax	(168,427)	(1,000,626)	152,522
Income tax	(7,026)	(43,126)	(602,717)
Net loss	(175,454)	(1,043,752)	(450,195)
Group’s interest (43.65%)	$ (76,585)	$ (455,598)	$ (196,510)